Loss Per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Warrant
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares excluded from calculation of diluted EPS	22,518,894	19,633,911
Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares excluded from calculation of diluted EPS	470,668	820,668
RSUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares excluded from calculation of diluted EPS	5,056,270	3,293,337